Cover - shares	6 Months Ended
	Jun. 30, 2024	Nov. 27, 2024
Document Information [Line Items]
Document Type	10-Q/A
Document Quarterly Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Amendment Flag	true
Amendment Description	This Second Amendment to Form 10-Q for the period ended June 30, 2024 (“Quarterly Report”) is filed to update a disclosure in Part I Item 4, regarding the Company’s internal controls. The balance of the Quarterly Report remains unchanged.
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Information [Line Items]
Entity Registrant Name	BIO ESSENCE CORP.
Entity Central Index Key	0001723059
Entity File Number	333-232839
Entity Tax Identification Number	94-3349551
Entity Incorporation, State or Country Code	CA
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	12 Chrysler
Entity Address, Address Line Two	Unit B
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
Entity Phone Fax Numbers [Line Items]
City Area Code	(949)
Local Phone Number	706-9966
Entity Listings [Line Items]
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding		38,009,000